Presentation and preparation of the consolidated financial statements and significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Presentation and preparation of the consolidated financial statements and significant accounting policies [Abstract]
Disclosure of detailed information about property, plant and equipment
The assets’ residual values and useful lives are reviewed at the end of each reporting period, and adjusted on a prospective basis, if appropriate. Depreciation is calculated using the straight-line method, based on the estimated useful lives, as shown below:

Data processing equipment (includes the POS devices)	2.5 to 5 years
Building leasings	5 to 10 years
Machinery and equipment	5 to 10 years
Other assets	5 to 10 years